UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks: 63.8%
Aerospace & defense: 0.7%
Axon Enterprise, Inc.*	81	$18,619
Boeing Co.*	635	147,085
General Dynamics Corp.	266	65,694
Howmet Aerospace, Inc.	426	22,408
Huntington Ingalls Industries, Inc.	56	13,273
L3Harris Technologies, Inc.	211	40,261
Lockheed Martin Corp.	250	111,943
Northrop Grumman Corp.	160	76,026
RTX Corp.	1,613	131,427
Textron, Inc.	226	17,325
TransDigm Group, Inc.	777	748,150
		1,392,211
Air freight & logistics: 0.1%
CH Robinson Worldwide, Inc.	137	11,241
Expeditors International of Washington, Inc.	173	20,819
FedEx Corp.	266	68,848
United Parcel Service, Inc., Class B	818	124,017
		224,925
Automobile components: 0.4%
Aptiv PLC*	9,594	794,767
BorgWarner, Inc.	246	8,288
		803,055
Automobiles: 0.9%
Ford Motor Co.	4,482	45,986
General Motors Co.	1,587	50,149
Tesla, Inc.*	7,239	1,737,939
		1,834,074
Banks: 1.3%
Bank of America Corp.	4,587	139,858
Citigroup, Inc.	1,326	61,129
Citizens Financial Group, Inc.	243	6,627
Comerica, Inc.	62	2,804
Fifth Third Bancorp	410	11,869
Huntington Bancshares, Inc.	920	10,359
JPMorgan Chase & Co.	1,978	308,726
KeyCorp	628	7,781
M&T Bank Corp.	110	14,099
PNC Financial Services Group, Inc.	272	36,437
Regions Financial Corp.	537	8,957
Truist Financial Corp.	898	28,862
U.S. Bancorp	1,081	41,208
Wells Fargo & Co.	45,382	2,023,583
Zions Bancorp NA	153	5,451
		2,707,750
Beverages: 0.8%
Brown-Forman Corp., Class B	161	9,457
Coca-Cola Co.	3,496	204,306

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Beverages—(continued)
Constellation Brands, Inc., Class A	3,286	$790,250
Keurig Dr Pepper, Inc.	852	26,898
Molson Coors Beverage Co., Class B	152	9,354
Monster Beverage Corp.*	8,421	464,418
PepsiCo, Inc.	1,234	207,670
		1,712,353
Biotechnology: 1.8%
AbbVie, Inc.	23,454	3,339,615
Amgen, Inc.	519	139,943
Biogen, Inc.*	149	34,878
Contra Abiomed, Inc.*,1,2	76	78
Gilead Sciences, Inc.	1,195	91,537
Incyte Corp.*	172	9,346
Moderna, Inc.*	342	26,573
Regeneron Pharmaceuticals, Inc.*	104	85,676
Vertex Pharmaceuticals, Inc.*	250	88,703
		3,816,349
Broadline retail: 2.4%
Amazon.com, Inc.*	34,229	5,000,515
eBay, Inc.	614	25,180
Etsy, Inc.*	117	8,870
		5,034,565
Building products: 0.4%
A O Smith Corp.	136	10,249
Allegion PLC	109	11,564
Carrier Global Corp.	935	48,582
Hayward Holdings, Inc.*	56,895	670,792
Johnson Controls International PLC	748	39,494
Masco Corp.	234	14,169
Trane Technologies PLC	258	58,156
		853,006
Capital markets: 2.0%
Ameriprise Financial, Inc.	5,602	1,980,363
Bank of New York Mellon Corp.	529	25,561
BlackRock, Inc.	1,761	1,322,916
Blackstone, Inc.	483	54,275
Cboe Global Markets, Inc.	71	12,935
Charles Schwab Corp.	1,008	61,811
CME Group, Inc.	247	53,935
FactSet Research Systems, Inc.	28	12,697
Franklin Resources, Inc.	230	5,704
Goldman Sachs Group, Inc.	228	77,871
Intercontinental Exchange, Inc.	397	45,194
Invesco Ltd.	259	3,696
MarketAxess Holdings, Inc.	24	5,763
Moody's Corp.	109	39,781
Morgan Stanley	864	68,550
MSCI, Inc.	815	424,493

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(continued)
Nasdaq, Inc.	207	$11,559
Northern Trust Corp.	122	9,669
Raymond James Financial, Inc.	123	12,933
S&P Global, Inc.	221	91,898
State Street Corp.	206	15,001
T Rowe Price Group, Inc.	141	14,118
		4,350,723
Chemicals: 0.4%
CF Industries Holdings, Inc.	10,483	787,797

Commercial services & supplies: 0.1%
Cintas Corp.	102	56,431
Copart, Inc.*	951	47,759
Republic Services, Inc.	227	36,738
Rollins, Inc.	305	12,426
Veralto Corp.*	234	18,077
Waste Management, Inc.	409	69,935
		241,366
Communications equipment: 0.2%
Arista Networks, Inc.*	299	65,693
Cisco Systems, Inc.	4,957	239,820
F5, Inc.*	57	9,758
Juniper Networks, Inc.	477	13,571
Motorola Solutions, Inc.	197	63,605
		392,447
Construction & engineering: 0.0%†
Quanta Services, Inc.	164	30,883

Consumer finance: 0.9%
American Express Co.	4,575	781,273
Capital One Financial Corp.	261	29,143
Discover Financial Services	155	14,415
SLM Corp.	69,272	1,041,158
Synchrony Financial	229	7,411
		1,873,400
Consumer staples distribution & retail: 1.4%
Costco Wholesale Corp.	388	229,983
Dollar General Corp.	183	23,995
Dollar Tree, Inc.*	12,980	1,604,198
Kroger Co.	568	25,145
Sysco Corp.	429	30,961
Target Corp.	394	52,721
Walgreens Boots Alliance, Inc.	705	14,058
Walmart, Inc.	6,469	1,007,159
		2,988,220
Distributors: 0.0%†
Genuine Parts Co.	160	21,245
LKQ Corp.	288	12,825
Pool Corp.	45	15,629
		49,699

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Diversified consumer services: 0.4%
Chegg, Inc.*	89,139	$885,150

Diversified telecommunication services: 0.2%
AT&T, Inc.	10,790	178,790
Verizon Communications, Inc.	6,441	246,884
		425,674
Electric utilities: 1.3%
Alliant Energy Corp.	704	35,601
American Electric Power Co., Inc.	1,460	116,143
Constellation Energy Corp.	931	112,688
Duke Energy Corp.	2,193	202,370
Edison International	1,097	73,488
Entergy Corp.	626	63,483
Evergy, Inc.	611	31,185
Eversource Energy	972	57,747
Exelon Corp.	2,833	109,099
FirstEnergy Corp.	1,466	54,154
NextEra Energy, Inc.	23,783	1,391,543
NRG Energy, Inc.	691	33,057
PG&E Corp.*	6,042	103,741
Pinnacle West Capital Corp.	325	24,356
PPL Corp.	2,026	52,919
Southern Co.	3,115	221,103
Xcel Energy, Inc.	1,565	95,215
		2,777,892
Electrical equipment: 0.7%
AMETEK, Inc.	249	38,652
Eaton Corp. PLC	447	101,778
Emerson Electric Co.	655	58,230
Generac Holdings, Inc.*	63	7,375
Hubbell, Inc.	59	17,700
Regal Rexnord Corp.	9,119	1,092,456
Rockwell Automation, Inc.	139	38,286
Shoals Technologies Group, Inc., Class A*	14,232	197,113
		1,551,590
Electronic equipment, instruments & components: 0.7%
Amphenol Corp., Class A	725	65,968
CDW Corp.	155	32,686
Corning, Inc.	915	26,068
Keysight Technologies, Inc.*	9,191	1,248,965
TE Connectivity Ltd.	368	48,208
Teledyne Technologies, Inc.*	53	21,357
Trimble, Inc.*	327	15,173
Zebra Technologies Corp., Class A*	56	13,271
		1,471,696
Energy equipment & services: 0.1%
Baker Hughes Co.	1,731	58,421
Halliburton Co.	1,538	56,952

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Energy equipment & services—(continued)
Schlumberger NV	2,427	$126,301
		241,674
Entertainment: 1.4%
Electronic Arts, Inc.	359	49,545
Live Nation Entertainment, Inc.*	6,658	560,737
Netflix, Inc.*	671	318,034
Take-Two Interactive Software, Inc.*	11,606	1,836,069
Walt Disney Co.*	2,788	258,420
Warner Bros Discovery, Inc.*	3,168	33,106
		3,055,911
Financial services: 2.5%
Berkshire Hathaway, Inc., Class B*	1,232	443,520
Fidelity National Information Services, Inc.	20,434	1,198,250
Fiserv, Inc.*	405	52,897
FleetCor Technologies, Inc.*	50	12,025
Global Payments, Inc.	166	19,329
Jack Henry & Associates, Inc.	73	11,584
Mastercard, Inc., Class A	5,154	2,132,880
PayPal Holdings, Inc.*	748	43,092
Visa, Inc., Class A	1,079	276,958
Voya Financial, Inc.	15,617	1,116,772
		5,307,307
Food products: 1.8%
Archer-Daniels-Midland Co.	455	33,547
Bunge Global SA	17,889	1,965,464
Campbell Soup Co.	208	8,358
Conagra Brands, Inc.	393	11,118
General Mills, Inc.	588	37,432
Hershey Co.	130	24,430
Hormel Foods Corp.	200	6,118
J M Smucker Co.	99	10,863
Kellanova	245	12,872
Kraft Heinz Co.	715	25,104
Lamb Weston Holdings, Inc.	116	11,604
McCormick & Co., Inc.	217	14,068
Mondelez International, Inc., Class A	23,772	1,689,238
Tyson Foods, Inc., Class A	224	10,492
		3,860,708
Gas utilities: 0.0%†
Atmos Energy Corp.	433	49,280

Ground transportation: 1.0%
CSX Corp.	2,209	71,351
JB Hunt Transport Services, Inc.	90	16,674
Lyft, Inc., Class A*	85,201	999,408
Norfolk Southern Corp.	256	55,849
Old Dominion Freight Line, Inc.	105	40,851

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Ground transportation—(continued)
Union Pacific Corp.	3,760	$847,015
		2,031,148
Health care equipment & supplies: 1.0%
Abbott Laboratories	1,681	175,312
Align Technology, Inc.*	76	16,249
Baxter International, Inc.	441	15,911
Becton Dickinson & Co.	279	65,894
Boston Scientific Corp.*	1,405	78,526
Cooper Cos., Inc.	1,633	550,190
DENTSPLY SIRONA, Inc.	291	9,239
Dexcom, Inc.*	5,247	606,134
Edwards Lifesciences Corp.*	569	38,527
GE HealthCare Technologies, Inc.	407	27,863
Hologic, Inc.*	211	15,044
IDEXX Laboratories, Inc.*	83	38,663
Insulet Corp.*	82	15,505
Intuitive Surgical, Inc.*	344	106,929
Medtronic PLC	1,289	102,179
ResMed, Inc.	158	24,921
STERIS PLC	102	20,496
Stryker Corp.	330	97,789
Teleflex, Inc.	43	9,705
Zimmer Biomet Holdings, Inc.	215	25,007
		2,040,083
Health care providers & services: 2.9%
Cardinal Health, Inc.	230	24,628
Cencora, Inc.	172	34,980
Centene Corp.*	16,340	1,203,931
Cigna Group	288	75,710
CVS Health Corp.	1,249	84,870
DaVita, Inc.*	83	8,421
Elevance Health, Inc.	233	111,721
HCA Healthcare, Inc.	191	47,842
Henry Schein, Inc.*	162	10,810
Humana, Inc.	126	61,092
Laboratory Corp. of America Holdings	5,662	1,228,145
McKesson Corp.	129	60,702
Molina Healthcare, Inc.*	57	20,837
Quest Diagnostics, Inc.	122	16,742
UnitedHealth Group, Inc.	5,655	3,127,045
Universal Health Services, Inc., Class B	79	10,861
		6,128,337
Health care REITs: 0.0%†
Healthpeak Properties, Inc.	626	10,842
Ventas, Inc.	461	21,132
Welltower, Inc.	625	55,688
		87,662

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotel & resort REITs: 0.0%†
Host Hotels & Resorts, Inc.	790	$13,801

Hotels, restaurants & leisure: 1.2%
Airbnb, Inc., Class A*	690	87,175
Booking Holdings, Inc.*	40	125,028
Caesars Entertainment, Inc.*	217	9,704
Carnival Corp.*	1,145	17,244
Chipotle Mexican Grill, Inc.*	387	852,271
Darden Restaurants, Inc.	138	21,593
Domino's Pizza, Inc.	43	16,894
Expedia Group, Inc.*	170	23,151
Hilton Worldwide Holdings, Inc.	297	49,753
Las Vegas Sands Corp.	16,863	777,722
Marriott International, Inc., Class A	286	57,972
McDonald's Corp.	835	235,336
MGM Resorts International	274	10,807
Norwegian Cruise Line Holdings Ltd.*	360	5,497
Royal Caribbean Cruises Ltd.*	282	30,304
Starbucks Corp.	1,314	130,480
Wynn Resorts Ltd.	124	10,468
Yum! Brands, Inc.	326	40,929
		2,502,328
Household durables: 0.1%
DR Horton, Inc.	357	45,578
Garmin Ltd.	178	21,759
Lennar Corp., Class A	304	38,888
Mohawk Industries, Inc.*	38	3,356
NVR, Inc.*	3	18,466
PulteGroup, Inc.	223	19,717
Whirlpool Corp.	57	6,207
		153,971
Household products: 0.2%
Church & Dwight Co., Inc.	232	22,418
Clorox Co.	120	17,202
Colgate-Palmolive Co.	728	57,345
Kimberly-Clark Corp.	285	35,263
Procter & Gamble Co.	2,089	320,703
		452,931
Independent power and renewable electricity producers: 0.0%†
AES Corp.	2,010	34,592

Industrial conglomerates: 0.5%
3M Co.	603	59,739
General Electric Co.	1,214	147,865
Honeywell International, Inc.	4,544	890,261
		1,097,865
Industrial REITs: 0.6%
Prologis, Inc.	10,958	1,259,403

Insurance: 1.4%
Aflac, Inc.	346	28,618

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Insurance—(continued)
Allstate Corp.	7,257	$1,000,523
American International Group, Inc.	485	31,918
Aon PLC, Class A	142	46,645
Arch Capital Group Ltd.*	251	21,006
Arthur J Gallagher & Co.	146	36,354
Assurant, Inc.	40	6,721
Brown & Brown, Inc.	143	10,688
Chubb Ltd.	282	64,699
Cincinnati Financial Corp.	101	10,382
Everest Group Ltd.	31	12,727
Globe Life, Inc.	85	10,466
Hartford Financial Services Group, Inc.	189	14,772
Loews Corp.	140	9,841
Marsh & McLennan Cos., Inc.	7,497	1,495,052
MetLife, Inc.	424	26,979
Principal Financial Group, Inc.	140	10,336
Progressive Corp.	399	65,448
Prudential Financial, Inc.	277	27,085
Travelers Cos., Inc.	175	31,608
W R Berkley Corp.	129	9,359
Willis Towers Watson PLC	70	17,241
		2,988,468
Interactive media & services: 4.0%
Alphabet, Inc., Class C*	7,646	1,023,952
Alphabet, Inc., Class A*	42,630	5,649,754
Match Group, Inc.*	404	13,082
Meta Platforms, Inc., Class A*	5,630	1,841,854
		8,528,642
IT services: 0.3%
Accenture PLC, Class A	765	254,852
Akamai Technologies, Inc.*	184	21,258
Cognizant Technology Solutions Corp., Class A	606	42,650
EPAM Systems, Inc.*	72	18,590
Gartner, Inc.*	91	39,570
International Business Machines Corp.	1,089	172,672
VeriSign, Inc.*	105	22,281
		571,873
Leisure products: 0.4%
Brunswick Corp.	10,232	806,998
Hasbro, Inc.	116	5,383
		812,381
Life sciences tools & services: 1.7%
Agilent Technologies, Inc.	5,857	748,525
Bio-Rad Laboratories, Inc., Class A*	6,027	1,837,753
Bio-Techne Corp.	184	11,574
Charles River Laboratories International, Inc.*	41	8,080

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Life sciences tools & services—(continued)
Danaher Corp.	635	$141,802
Illumina, Inc.*	166	16,924
IQVIA Holdings, Inc.*	3,029	648,509
Mettler-Toledo International, Inc.*	21	22,930
Revvity, Inc.	141	12,535
Thermo Fisher Scientific, Inc.	373	184,918
Waters Corp.*	59	16,556
West Pharmaceutical Services, Inc.	73	25,605
		3,675,711
Machinery: 1.2%
Caterpillar, Inc.	572	143,412
Cummins, Inc.	169	37,883
Deere & Co.	306	111,509
Dover Corp.	161	22,727
Fortive Corp.	383	26,419
IDEX Corp.	84	16,941
Illinois Tool Works, Inc.	315	76,296
Ingersoll Rand, Inc.	25,058	1,789,893
Nordson Corp.	61	14,356
Otis Worldwide Corp.	433	37,147
PACCAR, Inc.	582	53,439
Parker-Hannifin Corp.	151	65,410
Pentair PLC	182	11,746
Snap-on, Inc.	69	18,954
Stanley Black & Decker, Inc.	175	15,908
Westinghouse Air Brake Technologies Corp.	207	24,128
Xylem, Inc.	253	26,598
		2,492,766
Media: 1.2%
Charter Communications, Inc.,Class A*	145	58,019
Comcast Corp., Class A	45,079	1,888,359
Fox Corp., Class A	427	12,613
Fox Corp., Class B	189	5,228
Interpublic Group of Cos., Inc.	574	17,645
News Corp., Class A	570	12,563
News Corp., Class B	99	2,281
Omnicom Group, Inc.	299	24,108
Paramount Global, Class B	802	11,525
Trade Desk, Inc., Class A*	8,824	621,739
		2,654,080
Multi-utilities: 0.3%
Ameren Corp.	745	57,805
CenterPoint Energy, Inc.	1,801	50,914
CMS Energy Corp.	824	46,770
Consolidated Edison, Inc.	992	89,389
Dominion Energy, Inc.	2,399	108,771
DTE Energy Co.	600	62,466

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Multi-utilities—(continued)
NiSource, Inc.	1,269	$32,537
Public Service Enterprise Group, Inc.	1,431	89,337
Sempra	1,762	128,397
WEC Energy Group, Inc.	903	75,509
		741,895
Office REITs: 0.0%†
Alexandria Real Estate Equities, Inc.	165	18,051
Boston Properties, Inc.	160	9,109
		27,160
Oil, gas & consumable fuels: 3.1%
APA Corp.	29,080	1,046,880
Chevron Corp.	3,076	441,714
ConocoPhillips	2,095	242,119
Coterra Energy, Inc.	1,381	36,251
Devon Energy Corp.	1,120	50,366
Diamondback Energy, Inc.	306	47,250
EOG Resources, Inc.	4,697	578,060
EQT Corp.	579	23,137
Exxon Mobil Corp.	12,149	1,248,188
Hess Corp.	464	65,220
Kinder Morgan, Inc.	3,290	57,805
Marathon Oil Corp.	980	24,921
Marathon Petroleum Corp.	694	103,538
Occidental Petroleum Corp.	1,129	66,780
ONEOK, Inc.	999	68,781
Phillips 66	776	100,019
Pioneer Natural Resources Co.	410	94,973
Targa Resources Corp.	365	33,014
Valero Energy Corp.	593	74,339
Williams Cos., Inc.	61,404	2,259,053
		6,662,408
Passenger airlines: 0.0%†
Alaska Air Group, Inc.*	104	3,932
American Airlines Group, Inc.*	753	9,360
Delta Air Lines, Inc.	758	27,993
Southwest Airlines Co.	661	16,902
United Airlines Holdings, Inc.*	370	14,578
		72,765
Personal care products: 0.0%†
Estee Lauder Cos., Inc., Class A	199	25,410
Kenvue, Inc.	1,675	34,237
		59,647
Pharmaceuticals: 1.1%
Bristol-Myers Squibb Co.	2,040	100,735
Catalent, Inc.*	179	6,954
Eli Lilly & Co.	2,442	1,443,320
Johnson & Johnson	2,373	367,008
Merck & Co., Inc.	2,467	252,818

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Pharmaceuticals—(continued)
Pfizer, Inc.	5,499	$167,554
Viatris, Inc.	1,142	10,484
Zoetis, Inc.	452	79,855
		2,428,728
Professional services: 0.1%
Automatic Data Processing, Inc.	460	105,763
Broadridge Financial Solutions, Inc.	139	26,941
Ceridian HCM Holding, Inc.*	175	12,058
Equifax, Inc.	142	30,915
Jacobs Solutions, Inc.	144	18,314
Leidos Holdings, Inc.	182	19,532
Paychex, Inc.	358	43,665
Paycom Software, Inc.	64	11,626
Robert Half, Inc.	115	9,428
Verisk Analytics, Inc.	167	40,319
		318,561
Real estate management & development: 0.0%†
CBRE Group, Inc., Class A*	346	27,320
CoStar Group, Inc.*	453	37,617
		64,937
Residential REITs: 0.1%
AvalonBay Communities, Inc.	146	25,249
Camden Property Trust	98	8,845
Equity Residential	397	22,566
Essex Property Trust, Inc.	57	12,167
Invitation Homes, Inc.	663	22,118
Mid-America Apartment Communities, Inc.	115	14,315
UDR, Inc.	354	11,824
		117,084
Retail REITs: 0.1%
Federal Realty Investment Trust	69	6,596
Kimco Realty Corp.	682	13,176
Realty Income Corp.	826	44,571
Regency Centers Corp.	186	11,677
Simon Property Group, Inc.	337	42,088
		118,108
Semiconductors & semiconductor equipment: 4.6%
Advanced Micro Devices, Inc.*	1,920	232,627
Analog Devices, Inc.	599	109,845
Applied Materials, Inc.	1,028	153,974
Broadcom, Inc.	2,691	2,491,139
Enphase Energy, Inc.*	162	16,365
First Solar, Inc.*	136	21,458
Intel Corp.	5,076	226,897
KLA Corp.	162	88,228
Lam Research Corp.	158	113,115
Marvell Technology, Inc.	8,856	493,545

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(continued)
Microchip Technology, Inc.	658	$54,904
Micron Technology, Inc.	15,339	1,167,605
Monolithic Power Systems, Inc.	54	29,631
NVIDIA Corp.	8,916	4,170,013
NXP Semiconductors NV	306	62,449
ON Semiconductor Corp.*	521	37,163
Qorvo, Inc.*	104	10,036
QUALCOMM, Inc.	1,336	172,411
Skyworks Solutions, Inc.	194	18,804
SolarEdge Technologies, Inc.*	55	4,366
Teradyne, Inc.	202	18,630
Texas Instruments, Inc.	1,101	168,134
		9,861,339
Software: 7.9%
Adobe, Inc.*	2,077	1,269,068
ANSYS, Inc.*	102	29,923
Autodesk, Inc.*	256	55,918
Cadence Design Systems, Inc.*	325	88,813
Dynatrace, Inc.*	11,594	620,859
Fair Isaac Corp.*	28	30,453
Fortinet, Inc.*	788	41,417
Gen Digital, Inc.	814	17,973
HubSpot, Inc.*	1,420	701,381
Intuit, Inc.	335	191,439
Microsoft Corp.	25,922	9,822,105
Oracle Corp.	11,414	1,326,421
Palo Alto Networks, Inc.*	3,401	1,003,601
PTC, Inc.*	143	22,502
Roper Technologies, Inc.	126	67,820
Salesforce, Inc.*	1,179	296,990
ServiceNow, Inc.*	1,502	1,029,981
Synopsys, Inc.*	180	97,781
Tyler Technologies, Inc.*	42	17,171
		16,731,616
Specialized REITs: 0.2%
American Tower Corp.	523	109,192
Crown Castle, Inc.	488	57,233
Digital Realty Trust, Inc.	340	47,185
Equinix, Inc.	106	86,391
Extra Space Storage, Inc.	226	29,418
Iron Mountain, Inc.	317	20,336
Public Storage	171	44,248
SBA Communications Corp.	116	28,647
VICI Properties, Inc.	1,147	34,284
Weyerhaeuser Co.	832	26,083
		483,017
Specialty retail: 0.8%
AutoZone, Inc.*	21	54,809

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Number of shares	Value
Common stocks—(continued)
Specialty retail—(continued)
Bath & Body Works, Inc.	221	$7,209
Best Buy Co., Inc.	235	16,671
CarMax, Inc.*	196	12,532
Home Depot, Inc.	1,132	354,871
Lowe's Cos., Inc.	676	134,409
O'Reilly Automotive, Inc.*	68	66,802
Ross Stores, Inc.	391	50,979
TJX Cos., Inc.	11,532	1,016,084
Tractor Supply Co.	125	25,376
Ulta Beauty, Inc.*	56	23,855
		1,763,597
Technology hardware, storage & peripherals: 3.4%
Apple, Inc.	37,130	7,052,844
Hewlett Packard Enterprise Co.	1,540	26,041
HP, Inc.	1,063	31,188
NetApp, Inc.	272	24,858
Seagate Technology Holdings PLC	257	20,329
Western Digital Corp.*	381	18,406
		7,173,666
Textiles, apparel & luxury goods: 1.0%
Lululemon Athletica, Inc.*	2,141	956,599
NIKE, Inc., Class B	10,048	1,107,993
Ralph Lauren Corp.	50	6,469
Tapestry, Inc.	198	6,271
VF Corp.	284	4,751
		2,082,083
Tobacco: 0.1%
Altria Group, Inc.	1,542	64,826
Philip Morris International, Inc.	1,344	125,476
		190,302
Trading companies & distributors: 0.3%
Fastenal Co.	616	36,942
United Rentals, Inc.	1,072	510,293
WW Grainger, Inc.	53	41,668
		588,903
Water utilities: 0.0%†
American Water Works Co., Inc.	548	72,248

Wireless telecommunication services: 0.1%
T-Mobile U.S., Inc.	776	116,749
Total common stocks (cost—$118,323,084)		135,920,560

Preferred stocks: 0.0%†
Financial services: 0.0%†
SquareTwo Financial Corp.*,1,2 (cost—$0)	35,000	0

Exchange traded funds: 1.5%
iShares Core S&P Mid-Cap ETF (cost—$3,175,973)	12,591	3,224,051

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Asset-backed securities: 6.2%
AmeriCredit Automobile Receivables Trust,
Series 2020-2, Class C,
1.480%, due 02/18/26	$446,723	$437,822
Series 2022-1, Class A3,
2.450%, due 11/18/26	597,941	584,524
Series 2019-2, Class D,
2.990%, due 06/18/25	535,111	533,164
ARES XLVIII CLO Ltd.,
Series 2018-48A, Class C,
3 mo. USD Term SOFR + 2.062%
7.477%, due 07/20/30[3,4]	725,000	703,138
Capital One Multi-Asset Execution Trust,
Series 2005-B3, Class B3,
3 mo. USD Term SOFR + 0.812%
6.206%, due 05/15/28[4]	350,000	347,618
CCG Receivables Trust,
Series 2020-1, Class C,
1.840%, due 12/14/27[3]	275,000	269,028
Drive Auto Receivables Trust,
Series 2021-2, Class C,
0.870%, due 10/15/27	399,142	393,239
DT Auto Owner Trust,
Series 2021-1A, Class D,
1.160%, due 11/16/26[3]	325,000	308,537
Series 2021-1A, Class C,
0.840%, due 10/15/26[3]	162,654	160,325
Exeter Automobile Receivables Trust,
Series 2023-2A, Class A2,
5.870%, due 11/17/25	828,187	827,971
Series 2023-4A, Class A2,
6.070%, due 12/15/25	925,000	924,307
GLS Auto Receivables Issuer Trust,
Series 2020-2A, Class C,
4.570%, due 04/15/26[3]	412,693	410,131
Highbridge Loan Management Ltd.,
Series 12A-18, Class B,
3 mo. USD Term SOFR + 2.112%
7.507%, due 07/18/31[3,4]	700,000	682,375
HPEFS Equipment Trust,
Series 2022-1A, Class B,
1.790%, due 05/21/29[3]	650,000	632,055
Series 2021-1A, Class D,
1.030%, due 03/20/31[3]	675,000	664,983

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Face amount	Value
Asset-backed securities—(continued)
OneMain Financial Issuance Trust,
Series 2021-1A, Class A1,
1.550%, due 06/16/36[3]	$600,000	$528,687
Series 2020-2A, Class A,
1.750%, due 09/14/35[3]	600,000	543,583
Series 2020-2A, Class B,
2.210%, due 09/14/35[3]	300,000	260,710
Santander Drive Auto Receivables Trust,
Series 2021-3, Class C,
0.950%, due 09/15/27	363,465	359,366
Series 2020-4, Class D,
1.480%, due 01/15/27	256,140	249,963
Series 2020-2, Class D,
2.220%, due 09/15/26	328,933	324,324
Series 2020-1, Class C,
4.110%, due 12/15/25	142,149	141,941
Series 2023-4, Class A2,
6.180%, due 02/16/27	1,250,000	1,251,975
Santander Retail Auto Lease Trust,
Series 2021-C, Class C,
1.110%, due 03/20/26[3]	325,000	316,245
Tesla Auto Lease Trust,
Series 2021-A, Class B,
1.020%, due 03/20/25[3]	118,524	118,181
Voya CLO Ltd.,
Series 2018-2A, Class C1,
3 mo. USD Term SOFR + 2.112%
7.506%, due 07/15/31[3,4]	700,000	674,162
Westlake Automobile Receivables Trust,
Series 2020-3A, Class D,
1.650%, due 02/17/26[3]	645,000	630,710
Total asset-backed securities (cost—$13,514,881)		13,279,064

Corporate bonds: 16.0%
Advertising: 0.0%†
Clear Channel Outdoor Holdings, Inc.,
5.125%, due 08/15/27[3]	35,000	32,396

Aerospace & defense: 0.1%
Bombardier, Inc.
7.125%, due 06/15/26[3]	30,000	29,998
7.875%, due 04/15/27[3]	50,000	50,036
8.750%, due 11/15/30[3]	40,000	40,952
TransDigm, Inc.
5.500%, due 11/15/27	30,000	28,873
6.250%, due 03/15/26[3]	20,000	19,862
7.125%, due 12/01/31[3]	10,000	10,171
7.500%, due 03/15/27	35,000	35,012
		214,904

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Agriculture: 0.1%
Darling Ingredients, Inc.,
6.000%, due 06/15/30[3]	$40,000	$38,620
Reynolds American, Inc.,
5.700%, due 08/15/35	70,000	65,694
		104,314
Airlines: 0.2%
American Airlines, Inc.,
7.250%, due 02/15/28[3]	25,000	24,691
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 04/20/26[3]	13,334	13,126
5.750%, due 04/20/29[3]	15,000	14,371
Delta Air Lines Pass-Through Trust,
2.000%, due 06/10/28	90,268	78,901
Delta Air Lines, Inc.,
7.000%, due 05/01/25[3]	250,000	252,631
United Airlines, Inc.
4.375%, due 04/15/26[3]	38,000	36,136
4.625%, due 04/15/29[3]	30,000	26,781
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
9.500%, due 06/01/28[3]	30,000	24,886
		471,523
Auto manufacturers: 0.3%
Allison Transmission, Inc.,
5.875%, due 06/01/29[3]	35,000	33,875
Ford Motor Co.
5.291%, due 12/08/46	10,000	8,129
6.100%, due 08/19/32	10,000	9,729
7.450%, due 07/16/31	55,000	57,907
9.625%, due 04/22/30	30,000	34,364
Ford Motor Credit Co. LLC,
4.542%, due 08/01/26	200,000	190,241
General Motors Co.,
6.600%, due 04/01/36	200,000	204,923
		539,168
Auto parts & equipment: 0.1%
Adient Global Holdings Ltd.,
7.000%, due 04/15/28[3]	20,000	20,321
American Axle & Manufacturing, Inc.,
6.500%, due 04/01/27	25,000	24,116
Dana, Inc.
4.250%, due 09/01/30	20,000	16,975
5.625%, due 06/15/28	20,000	19,062
Goodyear Tire & Rubber Co.,
5.250%, due 07/15/31	65,000	56,388
		136,862
Banks: 3.1%
Bank of America Corp.
4.200%, due 08/26/24	120,000	118,560

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
6.110%, due 01/29/37	$700,000	$717,507
6.500%, due 10/23/24[4,5]
Series Z,
(fixed, converts to FRN on 10/23/24)	30,000	29,737
Bank of New York Mellon Corp.,
1.600%, due 04/24/25	150,000	142,465
Bank of Nova Scotia,
4.588%, due 05/04/37[4]
(fixed, converts to FRN on 05/04/32)	100,000	85,019
Barclays PLC
4.337%, due 01/10/28	305,000	287,524
5.746%, due 08/09/33[4]
(fixed, converts to FRN on 08/09/32)	200,000	192,944
Citigroup, Inc.
3.980%, due 03/20/30[4]
(fixed, converts to FRN on 03/20/29)	175,000	161,598
5.500%, due 09/13/25	300,000	298,733
6.675%, due 09/13/43	275,000	289,221
Deutsche Bank AG
2.552%, due 01/07/28[4]
(fixed, converts to FRN on 01/07/27)	150,000	134,088
3.700%, due 05/30/24	125,000	123,386
Freedom Mortgage Corp.,
12.000%, due 10/01/28[3]	55,000	58,107
Goldman Sachs Group, Inc.
3.750%, due 02/25/26	150,000	144,733
5.150%, due 05/22/45	160,000	144,185
HSBC Holdings PLC,
6.500%, due 09/15/37	200,000	204,465
JPMorgan Chase & Co.
3.875%, due 09/10/24	550,000	542,062
3.960%, due 01/29/27[4]
(fixed, converts to FRN on 01/29/26)	300,000	290,245
4.032%, due 07/24/48[4]
(fixed, converts to FRN on 07/24/47)	400,000	320,439
8.939%, due 02/01/24[4,5]
Series R,
3 mo. USD Term SOFR + 3.561%	60,000	60,283
Lloyds Banking Group PLC,
4.582%, due 12/10/25	400,000	386,047
Mitsubishi UFJ Financial Group, Inc.,
3.677%, due 02/22/27	350,000	333,614

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Morgan Stanley
4.300%, due 01/27/45	$250,000	$209,744
4.350%, due 09/08/26	815,000	790,618
Royal Bank of Canada,
2.300%, due 11/03/31	100,000	80,323
Societe Generale SA,
4.000%, due 01/12/27[3]	200,000	187,813
Sumitomo Mitsui Financial Group, Inc.,
3.544%, due 01/17/28	150,000	139,405
Wells Fargo & Co.,
3.196%, due 06/17/27[4]
(fixed, converts to FRN on 06/17/26)	95,000	89,542
		6,562,407
Beverages: 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700%, due 02/01/36	75,000	71,468
4.900%, due 02/01/46	205,000	189,833
Primo Water Holdings, Inc.,
4.375%, due 04/30/29[3]	33,000	29,279
		290,580
Biotechnology: 0.2%
Amgen, Inc.,
5.250%, due 03/02/33	150,000	148,482
Biogen, Inc.,
3.250%, due 02/15/51	56,000	36,387
Gilead Sciences, Inc.
2.950%, due 03/01/27	200,000	187,607
4.750%, due 03/01/46	50,000	44,977
		417,453
Building Materials: 0.2%
Builders FirstSource, Inc.
4.250%, due 02/01/32[3]	10,000	8,578
5.000%, due 03/01/30[3]	30,000	27,939
6.375%, due 06/15/32[3]	10,000	9,840
Carrier Global Corp.,
6.200%, due 03/15/54[3]	100,000	105,705
Emerald Debt Merger Sub LLC,
6.625%, due 12/15/30[3]	30,000	29,925
Knife River Corp.,
7.750%, due 05/01/31[3]	30,000	30,812
Masco Corp.,
4.500%, due 05/15/47	150,000	118,028
Smyrna Ready Mix Concrete LLC
6.000%, due 11/01/28[3]	51,000	48,461
8.875%, due 11/15/31[3]	30,000	30,513

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Building Materials—(concluded)
Summit Materials LLC/Summit Materials Finance Corp.,
5.250%, due 01/15/29[3]	$15,000	$14,025
		423,826
Chemicals: 0.3%
CF Industries, Inc.,
5.150%, due 03/15/34	100,000	94,684
Chemours Co.
4.625%, due 11/15/29[3]	45,000	37,810
5.375%, due 05/15/27	30,000	28,514
LYB International Finance II BV,
3.500%, due 03/02/27	150,000	141,622
LYB International Finance III LLC,
3.625%, due 04/01/51	200,000	134,241
NOVA Chemicals Corp.
5.250%, due 06/01/27[3]	44,000	39,606
8.500%, due 11/15/28[3]	11,000	11,363
Olympus Water U.S. Holding Corp.,
9.625%, due 11/15/28[6]	100,000	111,484
Tronox, Inc.,
4.625%, due 03/15/29[3]	40,000	34,010
WR Grace Holdings LLC,
5.625%, due 08/15/29[3]	50,000	42,089
		675,423
Coal: 0.1%
Teck Resources Ltd.,
3.900%, due 07/15/30	200,000	180,093

Commercial services: 0.4%
ADT Security Corp.,
4.875%, due 07/15/32[3]	30,000	26,290
ASGN, Inc.,
4.625%, due 05/15/28[3]	91,000	84,683
Block, Inc.,
3.500%, due 06/01/31	34,000	28,455
Carriage Services, Inc.,
4.250%, due 05/15/29[3]	55,000	46,541
Garda World Security Corp.
4.625%, due 02/15/27[3]	55,000	52,295
9.500%, due 11/01/27[3]	38,000	36,652
Neptune Bidco U.S., Inc.,
9.290%, due 04/15/29[3]	85,000	78,938
NESCO Holdings II, Inc.,
5.500%, due 04/15/29[3]	68,000	60,970
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375%, due 08/31/27[3]	5,000	4,523
5.750%, due 04/15/26[3]	45,000	44,508
Quanta Services, Inc.,
2.350%, due 01/15/32	200,000	156,615

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Commercial services—(concluded)
Sabre GLBL, Inc.,
11.250%, due 12/15/27[3]	$60,000	$54,365
Williams Scotsman, Inc.
4.625%, due 08/15/28[3]	30,000	27,577
7.375%, due 10/01/31[3]	30,000	30,723
Yale University,
1.482%, due 04/15/30	100,000	81,169
		814,304
Computers: 0.3%
Ahead DB Holdings LLC,
6.625%, due 05/01/28[3]	30,000	25,749
Apple, Inc.
3.450%, due 02/09/45	200,000	158,674
3.850%, due 05/04/43	210,000	179,208
Booz Allen Hamilton, Inc.,
3.875%, due 09/01/28[3]	10,000	9,195
International Business Machines Corp.,
5.875%, due 11/29/32	175,000	185,554
KBR, Inc.,
4.750%, due 09/30/28[3]	75,000	66,943
NCR Voyix Corp.,
5.125%, due 04/15/29[3]	35,000	32,055
Seagate HDD Cayman,
8.250%, due 12/15/29[3]	25,000	26,551
		683,929
Distribution & wholesale: 0.0%†
American Builders & Contractors Supply Co., Inc.,
4.000%, due 01/15/28[3]	10,000	9,204

Diversified financial services: 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, due 10/29/28	200,000	176,271
6.500%, due 07/15/25	29,000	29,137
Avolon Holdings Funding Ltd.,
2.750%, due 02/21/28[3]	200,000	173,654
Capital One Financial Corp.,
3.750%, due 07/28/26	200,000	187,850
CME Group, Inc.,
3.750%, due 06/15/28	150,000	143,685
Enact Holdings, Inc.,
6.500%, due 08/15/25[3]	60,000	59,264
Intercontinental Exchange, Inc.,
3.000%, due 06/15/50	200,000	132,086
Macquarie Airfinance Holdings Ltd.,
8.125%, due 03/30/29[3]	40,000	40,766
Nationstar Mortgage Holdings, Inc.
5.000%, due 02/01/26[3]	30,000	28,604
5.125%, due 12/15/30[3]	29,000	25,059

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
6.000%, due 01/15/27[3]	$35,000	$33,775
Navient Corp.
6.750%, due 06/15/26	255,000	254,031
11.500%, due 03/15/31	25,000	26,885
NFP Corp.,
6.875%, due 08/15/28[3]	45,000	40,066
OneMain Finance Corp.
5.375%, due 11/15/29	30,000	27,001
6.125%, due 03/15/24	12,000	11,982
7.125%, due 03/15/26	115,000	115,961
PRA Group, Inc.
7.375%, due 09/01/25[3]	35,000	33,621
8.375%, due 02/01/28[3]	5,000	4,538
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.,
2.875%, due 10/15/26[3]	150,000	135,563
Visa, Inc.,
2.000%, due 08/15/50	50,000	28,968
		1,708,767
Electric: 1.2%
Alabama Power Co.,
6.000%, due 03/01/39	30,000	30,321
Berkshire Hathaway Energy Co.,
4.450%, due 01/15/49	50,000	40,269
Calpine Corp.
4.625%, due 02/01/29[3]	30,000	27,172
5.125%, due 03/15/28[3]	35,000	32,940
Clearway Energy Operating LLC,
4.750%, due 03/15/28[3]	65,000	60,827
Dominion Energy, Inc.,
3.900%, due 10/01/25	150,000	145,557
DTE Electric Co.,
3.000%, due 03/01/32	200,000	169,785
Duke Energy Carolinas LLC,
2.550%, due 04/15/31	150,000	125,066
Duke Energy Ohio, Inc.,
4.300%, due 02/01/49	250,000	197,746
Edison International,
4.950%, due 04/15/25	188,000	185,375
Exelon Corp.
3.400%, due 04/15/26	170,000	162,966
4.450%, due 04/15/46	300,000	244,297
Florida Power & Light Co.,
5.950%, due 02/01/38	45,000	46,668
Georgia Power Co.,
3.700%, due 01/30/50	250,000	182,370
Leeward Renewable Energy Operations LLC,
4.250%, due 07/01/29[3]	25,000	21,033

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
National Rural Utilities Cooperative Finance Corp.,
3.900%, due 11/01/28	$100,000	$94,440
NRG Energy, Inc.
3.625%, due 02/15/31[3]	40,000	32,706
5.250%, due 06/15/29[3]	25,000	23,291
Oncor Electric Delivery Co. LLC,
3.750%, due 04/01/45	40,000	30,959
PG&E Corp.,
5.000%, due 07/01/28	50,000	47,563
Public Service Electric & Gas Co.,
2.450%, due 01/15/30	150,000	127,909
Sempra,
5.500%, due 08/01/33	150,000	148,695
Southern California Edison Co.,
3.650%, due 02/01/50	175,000	123,700
Southwestern Electric Power Co.,
3.250%, due 11/01/51	250,000	156,304
Talen Energy Supply LLC,
8.625%, due 06/01/30[3]	65,000	68,095
Virginia Electric & Power Co.,
4.600%, due 12/01/48	100,000	83,369
Vistra Corp.,
7.000%, due 12/15/26[3,4,5]
(fixed, converts to FRN on 12/15/26)	4,000	3,800
Vistra Operations Co. LLC,
5.625%, due 02/15/27[3]	30,000	29,181
		2,642,404
Electrical components & equipment: 0.0%†
Energizer Holdings, Inc.
4.375%, due 03/31/29[3]	54,000	46,574
4.750%, due 06/15/28[3]	30,000	26,816
WESCO Distribution, Inc.,
7.250%, due 06/15/28[3]	15,000	15,253
		88,643
Electronics: 0.0%†
Coherent Corp.,
5.000%, due 12/15/29[3]	40,000	36,201
Sensata Technologies, Inc.,
4.375%, due 02/15/30[3]	50,000	44,562
		80,763
Energy-Alternate Sources: 0.0%†
TerraForm Power Operating LLC,
4.750%, due 01/15/30[3]	97,000	87,300

Engineering & construction: 0.0%†
Weekley Homes LLC/Weekley Finance Corp.,
4.875%, due 09/15/28[3]	15,000	13,743

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Entertainment: 0.3%
Affinity Interactive,
6.875%, due 12/15/27[3]	$89,000	$77,480
Caesars Entertainment, Inc.,
8.125%, due 07/01/27[3]	113,000	115,119
CDI Escrow Issuer, Inc.,
5.750%, due 04/01/30[3]	20,000	18,778
Cinemark USA, Inc.,
5.250%, due 07/15/28[3]	10,000	9,001
Cirsa Finance International SARL,
10.375%, due 11/30/27[6]	125,000	147,280
International Game Technology PLC,
5.250%, due 01/15/29[3]	20,000	18,868
Jacobs Entertainment, Inc.,
6.750%, due 02/15/29[3]	73,000	65,424
Light & Wonder International, Inc.,
7.500%, due 09/01/31[3]	45,000	45,660
Ontario Gaming GTA LP,
8.000%, due 08/01/30[3]	30,000	30,303
Warnermedia Holdings, Inc.,
5.050%, due 03/15/42	150,000	123,845
		651,758
Environmental control: 0.0%†
GFL Environmental, Inc.,
4.750%, due 06/15/29[3]	10,000	9,133

Food: 0.1%
B&G Foods, Inc.,
8.000%, due 09/15/28[3]	10,000	10,220
Kroger Co.,
3.875%, due 10/15/46	250,000	183,037
United Natural Foods, Inc.,
6.750%, due 10/15/28[3]	35,000	26,817
		220,074
Food service: 0.0%†
Aramark Services, Inc.,
5.000%, due 02/01/28[3]	10,000	9,464

Healthcare-products: 0.1%
Abbott Laboratories
3.750%, due 11/30/26	62,000	60,420
4.900%, due 11/30/46	50,000	48,304
Medline Borrower LP,
5.250%, due 10/01/29[3]	62,000	56,108
Medtronic, Inc.,
4.375%, due 03/15/35	97,000	90,967
Zimmer Biomet Holdings, Inc.,
4.250%, due 08/15/35	50,000	42,071
		297,870
Healthcare-services: 0.3%
Acadia Healthcare Co., Inc.,
5.000%, due 04/15/29[3]	15,000	14,003

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Healthcare-services—(concluded)
Centene Corp.,
3.000%, due 10/15/30	$18,000	$15,019
CHS/Community Health Systems, Inc.
5.625%, due 03/15/27[3]	63,000	56,212
6.125%, due 04/01/30[3]	25,000	13,957
6.875%, due 04/15/29[3]	53,000	31,270
8.000%, due 03/15/26[3]	195,000	187,739
DaVita, Inc.,
4.625%, due 06/01/30[3]	38,000	32,118
LifePoint Health, Inc.,
9.875%, due 08/15/30[3]	10,000	9,724
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
9.750%, due 12/01/26[3]	25,000	24,172
Star Parent, Inc.,
9.000%, due 10/01/30[3]	30,000	31,157
Tenet Healthcare Corp.
4.625%, due 06/15/28	10,000	9,314
5.125%, due 11/01/27	31,000	29,740
6.125%, due 10/01/28	36,000	34,902
6.125%, due 06/15/30	65,000	63,317
UnitedHealth Group, Inc.,
4.625%, due 07/15/35	40,000	38,432
		591,076
Home builders: 0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625%, due 08/01/29[3]	15,000	12,620
6.625%, due 01/15/28[3]	10,000	9,437
Forestar Group, Inc.,
3.850%, due 05/15/26[3]	25,000	23,269
Installed Building Products, Inc.,
5.750%, due 02/01/28[3]	40,000	37,639
		82,965
Housewares: 0.0%†
Newell Brands, Inc.
6.375%, due 04/01/36	65,000	57,404
6.500%, due 04/01/46	5,000	4,001
		61,405
Insurance: 0.4%
Allstate Corp.
3.280%, due 12/15/26	200,000	189,443
3.850%, due 08/10/49	50,000	36,992
Aon Global Ltd.,
4.750%, due 05/15/45	150,000	129,517
Berkshire Hathaway Finance Corp.,
4.250%, due 01/15/49	100,000	86,310

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face
	amount	Value
Corporate bonds—(continued)
Insurance—(concluded)
Hartford Financial Services Group, Inc.,
6.100%, due 10/01/41	$150,000	$150,573
MetLife, Inc.,
4.125%, due 08/13/42	130,000	106,565
Prudential Financial, Inc.,
6.625%, due 06/21/40	110,000	118,872
Teachers Insurance & Annuity Association of America,
4.270%, due 05/15/47[3]	50,000	40,427
		858,699
Internet: 0.0%†
Amazon.com, Inc.,
2.500%, due 06/03/50	150,000	93,734

Investment companies: 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250%, due 05/15/27	35,000	31,675
6.250%, due 05/15/26	85,000	80,256
		111,931
Iron & steel: 0.0%†
Big River Steel LLC/BRS Finance Corp.,
6.625%, due 01/31/29[3]	44,000	43,924
Commercial Metals Co.,
4.125%, due 01/15/30	20,000	17,509
Mineral Resources Ltd.,
8.500%, due 05/01/30[3]	25,000	25,274
		86,707
Leisure time: 0.3%
Carnival Corp.
5.750%, due 03/01/27[3]	70,000	66,540
6.000%, due 05/01/29[3]	30,000	27,600
Carnival Holdings Bermuda Ltd.,
10.375%, due 05/01/28[3]	84,000	91,342
Harley-Davidson, Inc.,
3.500%, due 07/28/25	250,000	239,760
NCL Corp. Ltd.
5.875%, due 03/15/26[3]	50,000	47,375
8.375%, due 02/01/28[3]	35,000	36,206
Royal Caribbean Cruises Ltd.
5.500%, due 04/01/28[3]	10,000	9,553
7.500%, due 10/15/27	25,000	25,822
11.625%, due 08/15/27[3]	80,000	86,764
		630,962
Lodging: 0.1%
Hilton Domestic Operating Co., Inc.,
4.000%, due 05/01/31[3]	40,000	35,192

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Lodging—(concluded)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.875%, due 07/01/31[3]	$10,000	$8,395
5.000%, due 06/01/29[3]	25,000	22,080
Travel & Leisure Co.,
6.625%, due 07/31/26[3]	35,000	34,985
		100,652
Machinery-diversified: 0.1%
Deere & Co.,
3.900%, due 06/09/42	150,000	127,238

Media: 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, due 02/01/31[3]	45,000	37,539
4.250%, due 01/15/34[3]	40,000	31,203
4.750%, due 03/01/30[3]	122,000	106,770
5.375%, due 06/01/29[3]	60,000	55,639
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, due 03/15/28	150,000	141,159
Comcast Corp.
2.887%, due 11/01/51	439,000	276,558
4.150%, due 10/15/28	150,000	145,023
CSC Holdings LLC,
5.250%, due 06/01/24	235,000	223,861
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.,
5.875%, due 08/15/27[3]	15,000	13,498
DISH DBS Corp.
5.875%, due 11/15/24	17,000	14,924
7.375%, due 07/01/28	10,000	4,943
7.750%, due 07/01/26	10,000	5,969
DISH Network Corp.,
11.750%, due 11/15/27[3]	80,000	79,410
Fox Corp.,
3.050%, due 04/07/25	25,000	24,175
Gray Escrow II, Inc.,
5.375%, due 11/15/31[3]	55,000	39,210
Gray Television, Inc.,
5.875%, due 07/15/26[3]	40,000	37,400
Nexstar Media, Inc.,
4.750%, due 11/01/28[3]	30,000	26,554
Sirius XM Radio, Inc.
3.875%, due 09/01/31[3]	25,000	20,228
4.000%, due 07/15/28[3]	40,000	35,740
4.125%, due 07/01/30[3]	5,000	4,219
5.500%, due 07/01/29[3]	35,000	32,521

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
Summer BidCo BV,
9.000%, due 11/15/25[6,7]
9.000% Cash or 9.750% PIK	$126,870	$135,509
Time Warner Cable LLC,
6.550%, due 05/01/37	25,000	23,609
Univision Communications, Inc.
4.500%, due 05/01/29[3]	40,000	35,097
7.375%, due 06/30/30[3]	25,000	24,535
8.000%, due 08/15/28[3]	5,000	5,054
Walt Disney Co.,
4.950%, due 10/15/45	120,000	110,649
		1,690,996
Mining: 0.1%
Arsenal AIC Parent LLC,
8.000%, due 10/01/30[3]	35,000	35,711
FMG Resources August 2006 Pty. Ltd.
5.875%, due 04/15/30[3]	15,000	14,421
6.125%, due 04/15/32[3]	15,000	14,497
Hudbay Minerals, Inc.,
6.125%, due 04/01/29[3]	40,000	37,703
Novelis Corp.,
4.750%, due 01/30/30[3]	30,000	27,235
		129,567
Miscellaneous manufacturers: 0.3%
Amsted Industries, Inc.
4.625%, due 05/15/30[3]	35,000	30,123
5.625%, due 07/01/27[3]	20,000	19,078
GE Capital Funding LLC,
3.450%, due 05/15/25	200,000	192,473
GE Capital International Funding Co. Unlimited Co.,
4.418%, due 11/15/35	200,000	186,189
Illinois Tool Works, Inc.,
2.650%, due 11/15/26	110,000	104,030
		531,893
Oil & gas: 0.8%
Aker BP ASA,
3.750%, due 01/15/30[3]	150,000	133,345
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875%, due 06/30/29[3]	41,000	37,678
7.000%, due 11/01/26[3]	29,000	28,600
8.250%, due 12/31/28[3]	10,000	10,009
BP Capital Markets America, Inc.,
3.017%, due 01/16/27	75,000	70,849
Callon Petroleum Co.,
8.000%, due 08/01/28[3]	55,000	55,772
Civitas Resources, Inc.
8.375%, due 07/01/28[3]	25,000	25,605
8.750%, due 07/01/31[3]	55,000	56,923

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Comstock Resources, Inc.
5.875%, due 01/15/30[3]	$12,000	$10,409
6.750%, due 03/01/29[3]	25,000	23,017
ConocoPhillips Co.,
3.758%, due 03/15/42	150,000	119,255
Diamond Foreign Asset Co./Diamond Finance LLC,
8.500%, due 10/01/30[3]	38,000	38,110
Ecopetrol SA,
5.375%, due 06/26/26	325,000	314,048
EOG Resources, Inc.,
3.900%, due 04/01/35	50,000	43,859
EQT Corp.,
3.125%, due 05/15/26[3]	150,000	140,748
Equinor ASA,
4.800%, due 11/08/43	50,000	46,009
Exxon Mobil Corp.,
4.114%, due 03/01/46	50,000	42,207
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750%, due 02/01/29[3]	59,000	55,451
6.000%, due 04/15/30[3]	35,000	32,648
6.250%, due 11/01/28[3]	20,000	19,459
Marathon Petroleum Corp.,
4.750%, due 09/15/44	110,000	91,363
Nabors Industries Ltd.,
7.250%, due 01/15/26[3]	50,000	47,796
Nabors Industries, Inc.,
7.375%, due 05/15/27[3]	15,000	14,503
Shell International Finance BV,
4.375%, due 05/11/45	100,000	86,572
Southwestern Energy Co.,
5.375%, due 03/15/30	55,000	52,149
Transocean Aquila Ltd.,
8.000%, due 09/30/28[3]	20,000	20,039
Transocean Titan Financing Ltd.,
8.375%, due 02/01/28[3]	50,000	51,000
Transocean, Inc.
8.750%, due 02/15/30[3]	4,750	4,851
11.500%, due 01/30/27[3]	15,000	15,600
		1,687,874
Oil & gas services: 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250%, due 04/01/28[3]	11,000	10,739
6.875%, due 04/01/27[3]	74,000	73,323
Bristow Group, Inc.,
6.875%, due 03/01/28[3]	55,000	52,382
CSI Compressco LP/CSI Compressco Finance, Inc.,
7.500%, due 04/01/25[3]	40,000	39,538

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Oil & gas services—(concluded)
Oceaneering International, Inc.,
6.000%, due 02/01/28	$43,000	$41,692
USA Compression Partners LP/USA Compression Finance Corp.,
6.875%, due 09/01/27	64,000	63,176
Weatherford International Ltd.,
8.625%, due 04/30/30[3]	27,000	27,916
		308,766
Packaging & containers: 0.1%
Cascades, Inc./Cascades USA, Inc.,
5.375%, due 01/15/28[3]	15,000	14,138
Clearwater Paper Corp.,
4.750%, due 08/15/28[3]	35,000	31,233
Mauser Packaging Solutions Holding Co.,
7.875%, due 08/15/26[3]	50,000	49,669
Owens-Brockway Glass Container, Inc.
6.625%, due 05/13/27[3]	28,000	27,712
7.250%, due 05/15/31[3]	5,000	4,963
		127,715
Pharmaceuticals: 0.5%
AbbVie, Inc.
3.200%, due 05/14/26	30,000	28,784
3.800%, due 03/15/25	90,000	88,283
4.450%, due 05/14/46	200,000	174,743
Bristol-Myers Squibb Co.,
4.125%, due 06/15/39	250,000	214,950
Nidda Healthcare Holding GmbH,
7.500%, due 08/21/26[6]	100,000	110,963
Pfizer, Inc.,
7.200%, due 03/15/39	270,000	321,953
Teva Pharmaceutical Finance Netherlands II BV,
3.750%, due 05/09/27	100,000	102,277
		1,041,953
Pipelines: 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
5.375%, due 06/15/29[3]	25,000	23,411
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.625%, due 12/15/25[3]	67,000	67,674
Buckeye Partners LP
4.500%, due 03/01/28[3]	40,000	36,496
5.600%, due 10/15/44	12,000	8,505
5.850%, due 11/15/43	15,000	11,335
CNX Midstream Partners LP,
4.750%, due 04/15/30[3]	71,000	61,822

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
Enbridge Energy Partners LP,
7.375%, due 10/15/45	$100,000	$111,655
Energy Transfer LP
5.400%, due 10/01/47	100,000	88,031
7.375%, due 02/01/31[3]	30,000	30,842
8.000%, due 04/01/29[3]	30,000	31,075
EnLink Midstream LLC,
6.500%, due 09/01/30[3]	60,000	60,390
EQM Midstream Partners LP
4.750%, due 01/15/31[3]	13,000	11,578
6.500%, due 07/01/27[3]	20,000	20,032
7.500%, due 06/01/27[3]	30,000	30,663
Genesis Energy LP/Genesis Energy Finance Corp.
8.000%, due 01/15/27	22,000	22,020
8.875%, due 04/15/30	19,000	19,317
Howard Midstream Energy Partners LLC,
8.875%, due 07/15/28[3]	55,000	57,195
Kinder Morgan, Inc.
4.300%, due 03/01/28	150,000	144,328
5.550%, due 06/01/45	120,000	108,552
MPLX LP,
4.875%, due 06/01/25	120,000	118,692
Plains All American Pipeline LP/PAA Finance Corp.,
3.800%, due 09/15/30	150,000	133,699
Sabine Pass Liquefaction LLC,
5.000%, due 03/15/27	180,000	178,325
Venture Global Calcasieu Pass LLC,
3.875%, due 08/15/29[3]	53,000	46,473
Venture Global LNG, Inc.
8.125%, due 06/01/28[3]	35,000	34,701
8.375%, due 06/01/31[3]	40,000	39,413
9.500%, due 02/01/29[3]	55,000	56,749
9.875%, due 02/01/32[3]	55,000	56,366
Western Midstream Operating LP,
4.650%, due 07/01/26	200,000	194,215
Williams Cos., Inc.,
4.300%, due 03/04/24	80,000	79,662
		1,883,216
Real estate investment trusts: 0.4%
AvalonBay Communities, Inc.,
3.450%, due 06/01/25	70,000	67,985
Boston Properties LP,
2.750%, due 10/01/26	40,000	36,227
Brandywine Operating Partnership LP,
4.550%, due 10/01/29	7,000	5,778
Healthpeak OP LLC,
5.250%, due 12/15/32	150,000	144,868

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Hudson Pacific Properties LP,
5.950%, due 02/15/28	$22,000	$18,161
Iron Mountain, Inc.
4.875%, due 09/15/27[3]	45,000	42,598
5.000%, due 07/15/28[3]	60,000	56,029
5.250%, due 07/15/30[3]	45,000	41,267
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250%, due 02/01/27[3]	30,000	27,681
4.750%, due 06/15/29[3]	30,000	26,119
Public Storage Operating Co.,
2.250%, due 11/09/31	300,000	241,776
Service Properties Trust
5.250%, due 02/15/26	60,000	56,400
7.500%, due 09/15/25	41,000	41,166
8.625%, due 11/15/31[3]	30,000	30,766
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
10.500%, due 02/15/28[3]	43,000	42,296
VICI Properties LP/VICI Note Co., Inc.,
4.625%, due 12/01/29[3]	55,000	49,775
		928,892
Retail: 0.8%
Academy Ltd.,
6.000%, due 11/15/27[3]	35,000	34,152
Asbury Automotive Group, Inc.,
4.625%, due 11/15/29[3]	20,000	18,012
Bath & Body Works, Inc.
6.625%, due 10/01/30[3]	55,000	54,439
6.875%, due 11/01/35	45,000	42,575
Beacon Roofing Supply, Inc.
4.125%, due 05/15/29[3]	28,000	24,727
6.500%, due 08/01/30[3]	30,000	29,966
Home Depot, Inc.
2.125%, due 09/15/26	300,000	278,930
3.350%, due 09/15/25	40,000	38,945
3.350%, due 04/15/50	200,000	143,927
LCM Investments Holdings II LLC,
8.250%, due 08/01/31[3]	25,000	25,131
Lithia Motors, Inc.
4.375%, due 01/15/31[3]	35,000	30,162
4.625%, due 12/15/27[3]	20,000	18,589
Lowe's Cos., Inc.,
2.800%, due 09/15/41	300,000	203,855
Macy's Retail Holdings LLC
4.500%, due 12/15/34	15,000	11,175
5.875%, due 04/01/29[3]	9,000	8,459

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Retail—(concluded)
6.125%, due 03/15/32[3]	$15,000	$13,452
McDonald's Corp.
3.800%, due 04/01/28	425,000	406,431
4.875%, due 12/09/45	20,000	18,216
Nordstrom, Inc.
4.250%, due 08/01/31	5,000	3,947
4.375%, due 04/01/30	10,000	8,314
6.950%, due 03/15/28	11,000	11,126
Patrick Industries, Inc.
4.750%, due 05/01/29[3]	30,000	25,926
7.500%, due 10/15/27[3]	40,000	39,712
QVC, Inc.,
4.850%, due 04/01/24	30,000	29,444
Raising Cane's Restaurants LLC,
9.375%, due 05/01/29[3]	35,000	36,752
Target Corp.,
1.950%, due 01/15/27	150,000	137,918
White Cap Buyer LLC,
6.875%, due 10/15/28[3]	32,000	29,198
		1,723,480
Semiconductors: 0.3%
Broadcom, Inc.,
3.137%, due 11/15/35[3]	140,000	108,968
NVIDIA Corp.,
2.850%, due 04/01/30	100,000	89,785
NXP BV/NXP Funding LLC,
5.550%, due 12/01/28	100,000	100,032
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.875%, due 06/18/26	95,000	91,409
QUALCOMM, Inc.
3.250%, due 05/20/27	80,000	76,205
4.800%, due 05/20/45	100,000	93,598
		559,997
Software: 0.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.000%, due 06/15/29[3]	30,000	30,774
Cloud Software Group, Inc.
6.500%, due 03/31/29[3]	100,000	92,088
9.000%, due 09/30/29[3]	80,000	71,997
Fiserv, Inc.,
3.200%, due 07/01/26	90,000	85,427
Microsoft Corp.
2.525%, due 06/01/50	120,000	77,245
3.500%, due 02/12/35	250,000	228,267
Open Text Corp.,
3.875%, due 12/01/29[3]	30,000	26,239
Oracle Corp.
2.800%, due 04/01/27	250,000	232,142

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Software—(concluded)
5.375%, due 07/15/40	$366,000	$345,038
		1,189,217
Telecommunications: 0.8%
Altice France SA
2.500%, due 01/15/25[6]	100,000	101,751
5.875%, due 02/01/27[6]	100,000	90,618
AT&T, Inc.
3.800%, due 12/01/57	117,000	79,973
6.000%, due 08/15/40	330,000	330,504
CommScope Technologies LLC,
6.000%, due 06/15/25[3]	8,000	6,280
CommScope, Inc.,
6.000%, due 03/01/26[3]	31,000	26,582
Deutsche Telekom International Finance BV,
8.750%, due 06/15/30	150,000	177,079
Frontier Communications Holdings LLC
5.875%, due 10/15/27[3]	70,000	65,763
6.750%, due 05/01/29[3]	45,000	38,109
Iliad Holding SASU,
5.125%, due 10/15/26[6]	100,000	107,353
Level 3 Financing, Inc.,
10.500%, due 05/15/30[3]	10,000	9,275
Lumen Technologies, Inc.,
4.000%, due 02/15/27[3]	15,000	7,925
Sprint LLC,
7.625%, due 03/01/26	150,000	155,541
Telecom Italia Capital SA,
7.721%, due 06/04/38	20,000	19,953
Verizon Communications, Inc.
2.355%, due 03/15/32	209,000	166,717
4.016%, due 12/03/29	432,000	405,645
		1,789,068
Transportation: 0.2%
Burlington Northern Santa Fe LLC,
5.150%, due 09/01/43	210,000	200,923
Norfolk Southern Corp.,
3.400%, due 11/01/49	100,000	69,631
Union Pacific Corp.,
3.375%, due 02/01/35	125,000	104,695
United Parcel Service, Inc.,
3.750%, due 11/15/47	50,000	39,466
		414,715
Trucking & leasing: 0.0%†
Fortress Transportation & Infrastructure Investors LLC
5.500%, due 05/01/28[3]	40,000	37,563

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Corporate bonds—(continued)
Trucking & leasing—(concluded)
7.875%, due 12/01/30[3]	$15,000	$15,260
		52,823
Total corporate bonds (cost—$37,974,877)		34,171,846

Mortgage-backed securities: 1.3%
Bank,
Series 2020-BN30, Class A4,
1.925%, due 12/15/53	350,000	268,342
BMO Mortgage Trust,
Series 2023-C4, Class A5,
5.117%, due 02/15/56[4]	500,000	479,824
Citigroup Commercial Mortgage Trust,
Series 2018-C5, Class A4,
4.228%, due 06/10/51[4]	350,000	327,143
Extended Stay America Trust,
Series 2021-ESH, Class D,
7.688%, due 07/15/38[3,4]	860,454	844,402
Flagstar Mortgage Trust,
Series 2018-5, Class A2,
4.000%, due 09/25/48[3,4]	183,821	169,446
Hilton USA Trust,
Series 2016-SFP, Class B,
3.323%, due 11/05/35[3]	425,000	282,936
Residential Mortgage Loan Trust,
Series 2020-2, Class A1,
1.654%, due 05/25/60[3,4]	11,481	11,304
Series 2020-1, Class A1,
2.376%, due 01/26/60[3,4]	14,818	14,030
Series 2019-3, Class A1,
2.633%, due 09/25/59[3,4]	17,970	17,432
Verus Securitization Trust,
Series 2021-R1, Class A1,
0.820%, due 10/25/63[3,4]	92,847	83,103
Series 2021-R3, Class A1,
1.020%, due 04/25/64[3,4]	189,605	167,432
Series 2020-5, Class A1,
1.218%, due 05/25/65[3,4]	59,831	54,772
Series 2019-4, Class A1,
3.642%, due 11/25/59[3,4]	23,092	22,077
Total mortgage-backed securities (cost—$3,160,403)		2,742,243

Non-U.S. government agency obligations: 0.3%
Mexico Government International Bonds
3.250%, due 04/16/30	200,000	175,500
4.750%, due 04/27/32	200,000	186,000

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
Non-U.S. government agency obligations—(continued)
Panama Government International Bonds,
6.700%, due 01/26/36	$265,000	$251,800
Total non-U.S. government agency obligations
(cost—$765,164)		613,300

U.S. government agency obligations: 11.5%
Federal Home Loan Mortgage Corp.
2.000%, due 02/01/51	3,544,541	2,771,111
3.000%, due 11/01/46	75,244	65,327
3.000%, due 07/01/47	95,852	83,043
3.000%, due 08/01/47	94,467	81,844
4.000%, due 05/01/47	80,644	74,794
5.000%, due 03/01/38	8,521	8,481
5.500%, due 05/01/37	34,704	35,309
5.500%, due 08/01/40	8,616	8,794
6.500%, due 08/01/28	16,339	16,914
Federal National Mortgage Association
2.000%, due 01/01/51	457,560	357,904
2.000%, due 03/01/51	453,323	354,324
2.000%, due 05/01/51	2,687,858	2,099,037
2.500%, due 08/01/35	204,828	185,325
2.500%, due 08/01/51	992,856	811,809
2.500%, due 02/01/52	1,098,340	904,723
2.500%, due 03/01/52	2,022,294	1,642,571
3.000%, due 11/01/48	159,252	138,068
3.000%, due 02/01/50	164,192	140,324
3.500%, due 12/01/47	64,027	57,115
3.500%, due 02/01/48	458,106	409,267
4.000%, due 12/01/39	26,007	24,472
4.000%, due 02/01/41	13,549	12,740
4.000%, due 08/01/45	87,746	81,392
4.500%, due 09/01/37	83,414	81,665
4.500%, due 07/01/47	39,731	37,912
5.000%, due 10/01/39	4,002	3,973
5.000%, due 05/01/40	3,055	3,031
5.500%, due 08/01/39	5,870	5,985
7.000%, due 08/01/32	63,462	66,250
7.500%, due 02/01/33	302	304
Government National Mortgage Association
2.000%, due 03/20/51	1,770,562	1,431,715
2.500%, due 03/20/51	1,801,972	1,509,694
3.000%, due 01/20/47	36,989	32,536
3.000%, due 07/20/47	101,240	88,982
3.000%, due 08/20/47	76,654	67,373
3.000%, due 10/20/49	1,261,483	1,104,239
3.500%, due 04/20/47	93,408	84,669
4.000%, due 07/15/42	24,573	23,163
6.000%, due 11/20/28	160	164
6.000%, due 02/20/29	350	360

UBS U.S. Allocation Fund

Portfolio of investments – November 30, 2023

(unaudited)

	Face amount	Value
U.S. government agency obligations—(continued)
6.000%, due 02/20/34	$183,019	$188,532
Government National Mortgage Association, TBA,
3.000%	250,000	216,233
Uniform Mortgage-Backed Security, TBA
3.000%	600,000	505,831
4.000%	2,000,000	1,815,308
4.500%	1,575,000	1,474,532
5.000%	775,000	746,024
5.500%	2,600,000	2,562,667
6.000%	1,625,000	1,630,525
6.500%	400,000	406,344
Total U.S. government agency obligations (cost—$25,659,172)		24,452,699

U.S. Treasury obligations: 0.3%
U.S. Treasury Bonds,
4.375%, due 08/15/43	545,000	520,901
U.S. Treasury Notes,
3.375%, due 05/15/33	80,000	73,925
Total U.S. Treasury obligations (cost—$568,097)		594,826

Short term investments: 3.0%
Investment companies: 2.5%
State Street Institutional U.S. Government Money Market Fund, 5.314%[8] (cost—$5,220,991)	5,220,991	5,220,991

Short-term U.S. Treasury obligations: 0.5%
U.S. Treasury Bills, 5.430%, due 03/21/24[8]	140,000	137,697
U.S. Treasury Bills, 5.430%, due 03/21/24[8]	230,000	226,206
U.S. Treasury Bills, 5.430%, due 05/23/24[8]	50,000	48,749
U.S. Treasury Bills, 5.487%, due 03/21/24[8]	575,000	565,662
U.S. Treasury Bills, 5.500%, due 02/22/24[8]	170,000	167,916
Total short-term U.S. Treasury obligations (cost—$1,146,221)		1,146,230
Total short term investments (Cost—$6,367,212)		6,367,221
Total investments (cost—$209,508,863): 103.9%		221,365,810
Liabilities in excess of other assets—(3.9)%		(8,311,411)
Net assets: 100.0%		$213,054,399

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)

Index futures buy contracts:
72	USD	E-mini Russell 2000 Index Futures	December 2023	$6,704,016	$6,523,920	$(180,096)
U.S. Treasury futures buy contracts:
1	USD	U.S. Long Bond Futures	March 2024	$115,877	$116,438	$561
12	USD	U.S. Treasury Note 10 Year Futures	March 2024	1,311,092	1,317,562	6,470
51	USD	U.S. Treasury Note 5 Year Futures	March 2024	5,419,624	5,449,430	29,806
13	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2024	1,466,872	1,475,703	8,831
Total				$15,017,481	$14,883,053	$(134,428)
Index futures sell contracts:
24	USD	S&P 500 E-Mini Index Futures	December 2023	$(5,272,188)	$(5,492,100)	$(219,912)
Total				$(5,272,188)	$(5,492,100)	$(219,912)
Net unrealized appreciation (depreciation)						$(354,340)

Centrally cleared credit default swap agreements on credit indices—sell protection[9]

Referenced obligations	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S41	USD	347	12/20/28	Quarterly	5.000%	$(13,610)	$16,979	$3,369

OTC Total return swap agreements

Counterparty	Notional amount (000)		Maturity Date	Payment frequency	Payment made by the Portfolio[10]	Payments received by the Portfolio[10]	Upfront payments received (made)	Value	Unrealized appreciation (depreciation)
JPMCB	USD	4	12/20/23	Quarterly	12 Month SOFR	Markit iBoxx USD Liquid High Yield Index	$—	$31,246	$31,246

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BOA	EUR	885,000	USD	950,877	01/11/24	$(14,127)
Net unrealized appreciation (depreciation)						$(14,127)

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$135,920,482	$78	$—	$135,920,560
Preferred stocks	—	—	—	—
Exchange traded funds	3,224,051	—	—	3,224,051
Asset-backed securities	—	13,279,064	—	13,279,064
Corporate bonds	—	34,171,846	—	34,171,846
Mortgage-backed securities	—	2,742,243	—	2,742,243
Non-U.S. government agency obligations	—	613,300	—	613,300
U.S. government agency obligations	—	24,452,699	—	24,452,699
U.S. Treasury obligations	—	594,826	—	594,826
Investment companies	—	5,220,991	—	5,220,991
Short-term U.S. Treasury obligations	—	1,146,230	—	1,146,230
Futures contracts	45,668	—	—	45,668
Swap agreements	—	48,225	—	48,225
Total	$139,190,201	$82,269,502	$—	$221,459,703

Liabilities
Futures contracts	$(400,008)	$—	$—	$(400,008)
Forward foreign currency contracts	—	(14,127)	—	(14,127)
Total	$(400,008)	$(14,127)	$—	$(414,135)

At November 30, 2023, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.
*	Non–income producing security.
1	Security fair valued by the Valuation Committee under the direction of the Board of Trustees.
2	Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $17,221,499 represented 8.1% of the Fund's net assets at period end.
4	Floating or variable rate securities. The rates disclosed are as of November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
5	Perpetual investment. Date shown reflects the next call date.

UBS U.S. Allocation Fund
Portfolio of investments – November 30, 2023
(unaudited)

6	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
7	Payment–in–kind security for which interest may be paid in cash or additional principal, at the discretion of the issuer.
8	Rates shown reflect yield at November 30, 2023.
9	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
10	Payments made or received are based on the notional amount.

Portfolio acronyms:

BOA	Bank of America
ETF	Exchange Traded Fund
FRN	Floating Rate Note
HSBC	HSBC Bank PLC
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced Security

Currency type abbreviations:

USD	United States Dollar
EUR	Euro

UBS U.S. Allocation Fund

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers.  Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

UBS U.S. Allocation Fund

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated August 31, 2023.